Share-Based Payments (Details Textual) - USD ($) $ / shares in Units, $ in Thousands													1 Months Ended					12 Months Ended
	Mar. 31, 2018	Jan. 31, 2018	Nov. 20, 2017	May 24, 2017	May 10, 2017	Apr. 19, 2017	Mar. 21, 2017	Jan. 17, 2017	Nov. 29, 2016	Oct. 21, 2015	Aug. 20, 2015	Apr. 02, 2015	Nov. 30, 2018	Aug. 31, 2018	May 31, 2018	Jan. 31, 2018	Nov. 16, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015
Share-Based Payments (Textual)
Share based payment expenses																		$ 403	$ 1,755
Property, plant and equipment [Member]
Share-Based Payments (Textual)
Share-based payments including capitalized to intangible assets																		12	14
Inventory [Member]
Share-Based Payments (Textual)
Share-based payments including capitalized to intangible assets																		$ 9	$ 20
Employees and officer [Member]
Share-Based Payments (Textual)
Number of granted non - tradable share options			710,000																	2,800,140
Share options exercisable into ordinary shares			710,000																	2,800,140
Number of vested share options, description			For 460,000 options- One third of the share options will vest after one year from commencement of employment, and the remaining will vest in eight equal quarterly batches over a period of two years. For the remaining 250,000 options- the options will vest on a quarterly basis over a period of three years. The share options will be exercisable during the earlier of a period of four years from the vesting date, or 90 days from the end of employment date.
Employees and officer [Member] | Tranche one [Member]
Share-Based Payments (Textual)
Share options exercisable into ordinary shares			460,000
Exercise price per share			$ 0.98
Employees and officer [Member] | Tranche two [Member]
Share-Based Payments (Textual)
Share options exercisable into ordinary shares			250,000
Exercise price per share			$ 1.56
Employees and officer [Member] | Bottom of Range [Member]
Share-Based Payments (Textual)
Exercise price per share																				$ 0.42
Employees and officer [Member] | Top of range [member]
Share-Based Payments (Textual)
Exercise price per share																				$ 2.30
Employees [Member]
Share-Based Payments (Textual)
Number of granted non - tradable share options	30,000			1,107,334										463,000			976,500
Share options exercisable into ordinary shares				1,107,334													976,500
Exercise price per share	$ 0.43			$ 0.46													$ 0.43
Number of vested share options, description	One third of the share options will vest after one year from commencement of employment, and the remaining will vest in eight equal quarterly batches over a period of two years. The share options will be exercisable during the earlier of a period of four years from the vesting date, or 90 days from the end of employment date.			One third of the share options will vest after one year from commencement of employment, and the remaining will vest in eight equal quarterly batches over a period of two years. The share options will be exercisable during the earlier of a period of four years from the vesting date, or 90 days from the end of employment date										One third of the share options will vest after one year from commencement of employment, and the remaining will vest in eight equal quarterly batches over a period of two years. The share options will be exercisable during the earlier of a period of four years from the vesting date, or 90 days from the end of employment date. 313,000 options include a cashless exercise mechanism.			One third of the share options will vest after one year from commencement of employment, and the remaining will vest in eight equal quarterly batches over a period of two years.
Description of share options exercisable																	The share options will be exercisable during the earlier of a period of four years from the vesting date, or 90 days from the end of employment date.
Employees [Member] | Tranche one [Member]
Share-Based Payments (Textual)
Share options exercisable into ordinary shares														313,000
Exercise price per share														$ 0.42
Employees [Member] | Tranche two [Member]
Share-Based Payments (Textual)
Share options exercisable into ordinary shares														150,000
Exercise price per share														$ 0.41
Four Advisors [Member]
Share-Based Payments (Textual)
Number of granted non - tradable share options									200,000
Exercise price per share									$ 1.95
Number of vested share options, description									Options vest quarterly over one year and expire 3 years from the grant date.
Service provider [Member]
Share-Based Payments (Textual)
Number of granted non - tradable share options								75,000
Share options exercisable into ordinary shares					25,000		25,000	75,000
Number of vested share options, description								The options are exercisable immediately and will expire 18 months from the grant date.
Service provider [Member] | ADSs [Member]
Share-Based Payments (Textual)
Number of granted non - tradable share options								15,000
Share options exercisable into ordinary shares					5,000		5,000	15,000
Exercise price per share								$ 10.00
Officers [Member]
Share-Based Payments (Textual)
Number of granted non - tradable share options		525,000														300,000
Exercise price per share		$ 1.59														$ 1.59
Number of vested share options, description		The share options will vest in 12 equal quarterly batches over a period of three years. The share options will be exercisable during the earlier of a period of four years from the vesting date, or 90 days from the end of employment date. The options include a cashless exercise mechanism.														The share options will vest in 12 equal quarterly batches over a period of three years. The share options will be exercisable during the earlier of a period of four years from the vesting date, or 90 days from the end of employment date. 275,000 of the options include a cashless exercise mechanism.
Employees and Consultants [Member]
Share-Based Payments (Textual)
Number of granted non - tradable share options													981,500		653,000
Number of vested share options, description													One third of the share options will vest after one year from commencement of employment, and the remaining will vest in eight equal quarterly batches over a period of two years. The share options will be exercisable during the earlier of a period of four years from the vesting date, or 90 days from the end of employment date. 837,500 options include a cashless exercise mechanism.		For 603,00 options- One third of the share options will vest after one year from commencement of employment, and the remaining will vest in eight equal quarterly batches over a period of two years. The remaining 50,000 options will vest in four equal quarterly batches over a period of one year. The share options will be exercisable during the earlier of a period of four years from the vesting date, or 90 days from the end of employment date. 298,000 options include a cashless exercise mechanism.
Employees and Consultants [Member] | Tranche one [Member]
Share-Based Payments (Textual)
Share options exercisable into ordinary shares													897,500		305,000
Exercise price per share													$ 0.38		$ 0.28
Employees and Consultants [Member] | Tranche two [Member]
Share-Based Payments (Textual)
Share options exercisable into ordinary shares													84,000		348,000
Exercise price per share													$ 0.41		$ 0.31
Directors and chairman [Member]
Share-Based Payments (Textual)
Number of granted non - tradable share options																				3,340,878
Share options exercisable into ordinary shares																				3,340,878
Directors and chairman [Member] | Bottom of Range [Member]
Share-Based Payments (Textual)
Exercise price per share																				$ 0.44
Directors and chairman [Member] | Top of range [member]
Share-Based Payments (Textual)
Exercise price per share																				$ 2.30
Directors [Member]
Share-Based Payments (Textual)
Number of granted non - tradable share options						275,000														250,000
Share options exercisable into ordinary shares						275,000														250,000
Exercise price per share																				$ 2.33
Number of vested share options, description						The share options will vest in 12 equal quarterly batches over a period of three years.
Description of share options exercisable						Starting from April 20, 2017, and be exercisable during a period of five years from the grant date, in consideration for an exercise price of $ 1.77 for each share option.
Yissum [Member]
Share-Based Payments (Textual)
Number of granted non - tradable share options												559,097
Share options exercisable into ordinary shares												223,697
Two external directors and independent director [Member]
Share-Based Payments (Textual)
Number of vested share options, description										The share options will vest in 12 equal quarterly batches over a period of 3 years.
Description of share options exercisable										Exercisable during a period of 5 years from the grant date.
Fundraising finders [Member]
Share-Based Payments (Textual)
Description of share options exercisable											Period of 24 months